Fair Value of Financial Assets and Liabilities (Details) - Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity to changes in key assumptions of models [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models	$ (3,417)	$ (2,260)
Sensitivity to changes in key assumptions of models [Member] | Debt instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models	(2,721)	(1,263)
Level 3 of fair value hierarchy [member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	123,229	142,185
Level 3 of fair value hierarchy [member] | Debt instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	88,866	41,666
Financial Assets held-for-trading [Member] | Sensitivity to changes in key assumptions of models [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models	(696)	(997)
Financial Assets held-for-trading [Member] | Level 3 of fair value hierarchy [member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	34,363	100,519
Financial Assets held-for-trading [Member] | Level 3 of fair value hierarchy [member] | Other instruments issued in Chile [Member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	34,363	100,519
Financial Assets held-for-trading [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Other instruments issued in Chile [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models	(696)	(997)
Financial assets measured at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Other instruments issued in Chile [Member] | Debt instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	88,483	41,283
Financial assets measured at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Instruments issued Abroad [Member] | Equity Instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	25	25
Financial assets measured at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Other instruments issued in Chile [Member] | Debt instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models	(2,721)	(1,263)
Financial assets measured at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Instruments issued Abroad [Member] | Equity Instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models
Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Financial Assets	358	358
Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Instruments issued in Chile [Member] | Equity Instruments [Member]
Financial Assets held for trading at fair value through profit or loss
Sensitivity to changes in key assumptions of models